Note 7 - Property and Equipment - Discloser of detailed information (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Property and equipment	$ 6,536	$ 6,868
Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment	17,827	17,465
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment	$ (11,291)	$ (10,597)